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Virtus Stone Harbor Local Markets Fund
Virtus Stone Harbor Local Markets Fund
Investment Objective
The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 26 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

The Virtus Stone Harbor Local Markets Fund, a series of Virtus Opportunities Trust, is the successor of the Stone Harbor Local Markets Fund, formerly a series of Stone Harbor Investment Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on April 8, 2022.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Stone Harbor Local Markets Fund	Class A Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Stone Harbor Local Markets Fund		Class A Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.90%	0.90%
Total Annual Fund Operating Expenses		1.90%	1.65%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.00%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares and 1.00% for Class I Shares through September 30, 2025. Prior to September 30, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Stone Harbor Local Markets Fund - USD ($)	Class A Shares	Class I Shares
1 Year	$ 498	$ 102
3 Years	889	457
5 Years	1,305	836
10 Years	$ 2,463	$ 1,900

Expense Example, No Redemption - Virtus Stone Harbor Local Markets Fund - USD ($)	Class A Shares	Class I Shares
1 Year	$ 498	$ 102
3 Years	889	457
5 Years	1,305	836
10 Years	$ 2,463	$ 1,900

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s (including the Predecessor Fund’s) portfolio turnover rate was 133% of the average value of its portfolio. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Investments. “Emerging Markets Investments” include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that economically are tied to an emerging market country, which are denominated in the predominant currency of the local market of an emerging market country (an

“Emerging Markets Currency”) or whose performance is linked to those countries’ currencies, markets, economies or ability to repay loans. Although under normal circumstances a significant portion of the fund’s investments will be denominated in Emerging Markets Currencies, Emerging Markets Investments may be denominated in non-Emerging Markets Currencies, including the U.S. dollar. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Investments also include Emerging Markets Currencies and derivatives and other instruments used to hedge or gain exposure to emerging securities markets or Emerging Markets Currencies (for example, futures or other derivatives whose return is based on specific emerging markets securities, emerging markets indices or Emerging Markets Currencies). Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including credit default swaps, and credit linked notes. The fund may use derivatives to a significant extent.

The fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. The subadviser has broad discretion as to the specific emerging market countries in which the fund invests, and while the allocation to various markets will vary it is likely that the fund will often have 5% or more of its assets invested in one or more specific emerging markets countries. It is anticipated that the Fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. Emerging Markets Investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to these types of investments. The fund seeks capital appreciation through country selection, sector selection, security selection and currency selection.

In selecting Emerging Markets Investments for investment, the subadviser will apply a market risk analysis contemplating the assessment of various factors, such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, currency exchange rates and technical market considerations.

The fund is “non-diversified,” which means that it can invest a higher percentage of its assets in any one issuer or in a smaller number of issuers than a diversified fund.

Credit Quality. The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.”

Maturity and Duration. The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity.

Principal Risks
Risk Table - Virtus Stone Harbor Local Markets Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Emerging Market Risk

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Sanctions Risk

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Derivatives Risk

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk

> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities.

Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Risk Nondiversified Status [Member]

> Non-Diversification Risk: The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Income Risk

> Income Risk: Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Bank Loan Risk

> Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Foreign Currency Transactions Risk	> Foreign Currency Transactions Risk: The fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
Investing in China Risk

> Investing in China Risk: The fund may invest in China, where the government maintains strict currency controls, and where the government plays a major role in the country’s economic policies regarding foreign investments.

Non-U.S. Government Securities Risk

> Non-U.S. Government Securities Risk: The governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.

Portfolio Turnover Risk

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Prepayment/Call Risk

> Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Short-Term Investments Risk

> Short-Term Investments Risk: The fund’s short-term investments may not provide the liquidity or protection intended or may prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)

Best Quarter:	2020, Q2:	11.02%	Worst Quarter:	2020, Q1:	-16.98%	Year to Date (6/28/2024):	-4.77%

Average Annual Total Returns (for the periods ended December 31, 2023; includes returns of the Predecessor Fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Stone Harbor Local Markets Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	7.59%			2.45%	Apr. 11, 2022
Class I Shares	Return Before Taxes	12.02%	0.90%	(0.84%)
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	12.02%	0.89%	(1.01%)
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.11%	0.69%	(0.70%)
Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index	5.72%	(0.32%)	0.38%	(1.70%)	Apr. 11, 2022
JPMorgan GBI-EM Global Diversified Index	JPMorgan GBI-EM Global Diversified Index	12.70%	1.14%	0.09%	4.83%	Apr. 11, 2022

Effective September 30, 2024 the regulatory benchmark has been changed from the JPMorgan EMBI Global Diversified Index to the Bloomberg Global Aggregate Bond which is a broader representation of global fixed income markets. The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total-return basis with dividends reinvested, and it is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.